Stockholders' Equity (Details) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012	Jan. 25, 2011	Nov. 10, 2010	Jun. 04, 2010
Details
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Percentage of Net Income to be Allocated to Reserve Fund	10.00%	10.00%
Restructuring Reserve	$ 390,797
Excess Stock, Shares Issued						120,000
Common Stock, Shares Issued	17,861,085	17,861,085	17,861,085	20,000	25,000